As filed with the Securities and Exchange Commission on January 12, 2012
Securities Act File No. 333-170125

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2

ING INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING BlackRock Large Cap Value Portfolio, a series of ING Investors Trust, with and into ING T. Rowe Price Equity Income Portfolio, a series of ING Investors Trust, as required by Item 16(12) of Form N-14.  Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information that were filed on EDGAR on December 3, 2010 (File No. 333-170125).

PART C:  OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Agreement and Declaration of Trust of ING Investors Trust (the “Registrant” or the “Trust”), which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC (“ING Investments”) with respect to ING American Funds Portfolios, ING LifeStyle Portfolios, ING Disciplined Small Cap Value Portfolio, ING Global Real Estate Portfolio and ING Index Plus International Equity Portfolio.  Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1)                                  (A)                              Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(17)

(B)                                Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(17)

(C)                                Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(18)

(D)                               Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(18)

(E)                                 Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(18)

(F)                                 Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(20)

(G)                                Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(20)

(H)                               Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002(20)

(I)                                    Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust(22)

(J)                                   Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust(23)

(K)                               Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust(23)

(L)                                 Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust(23)

(M)                            Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust(25)

(N)                               Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust(25)

(O)                               Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust(25)

(P)                                 Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust(25)

(Q)                               Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust(25)

(R)                                Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust(25)

(S)                                 Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust(25)

(T)                                Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios(27)

(U)                               Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio(27)

(V)                                Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio(27)

(W)                           Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio(29)

(X)                               Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio(33)

(Y)                                Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio(33)

(Z)                                Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio(33)

(AA)                    Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio(33)

(BB)                        Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio(33)

(CC)                        Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined

Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio(33)

(DD)                      Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio(34)

(EE)                          Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio(35)

(FF)                          Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio(35)

(GG)                        Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest(35)

(HH)                      Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio(36)

(II)                                Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio(36)

(JJ)                              Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio(36)

(KK)                      Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio(38)

(LL)                          Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio(38)

(MM)                Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio(38)

(NN)                      Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio(38)

(OO)                      Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio(40)

(PP)                          Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007(42)

(QQ)                      Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007(42)

(RR)                        Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective October 26, 2007(42)

(SS)                          Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007(42)

(TT)                        Amendment #42 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest, dated November 29, 2007(42)

(UU)                      Amendment #43 to the Amended and Restated Agreement and Declaration of Trust, effective January 7, 2008(42)

(VV)                        Amendment #44 to the Amended and Restated Agreement and Declaration of Trust, effective January 31, 2008(42)

(WW)              Amendment #45 to the Amended and Restated Agreement and Declaration of Trust, effective February 22, 2008(42)

(XX)                      Amendment #46 to the Amended and Restated Agreement and Declaration of Trust , Abolition of Series of Shares of Beneficial Interest, dated March 27, 2008(42)

(YY)                        Amendment #47 to the Amended and Restated Agreement and Declaration of Trust, effective April 14, 2008(42)

(ZZ)                        Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008(42)

(AAA)          Amendment #48 to the Amended and Restated Agreement and Declaration of Trust, dated April 28, 2008(43)

(BBB)                Amendment #49 to the Amended and Restated Agreement and Declaration of Trust, effective July 1, 2008(43)

(CCC)                Amendment #50 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian U.S. Equities Portfolio and ING Well Fargo Disciplined Value Portfolio), dated September 11, 2008(44)

(DDD)             Amendment #51 to the Amended and Restated Agreement and Declaration of Trust, Designation of Adviser Class shares for ING Stock Index Portfolio effective January 23, 2009(45)

(EEE)                   Action by Unanimous Written Consent of the Boards of Directors/Trustees (fixing the number of Trustees comprising the Board to 10) dated January 30, 2009(45)

(FFF)                   Amendment #52 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Legg Mason Value Portfolio to ING Growth and Income Portfolio II effective April 30, 2009(45)

(GGG)                Amendment #53 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Global Real Estate Portfolio to ING Clarion Global Real Estate Portfolio, ING Julius Baer Foreign Portfolio to ING Artio Foreign Portfolio, ING Oppenheimer Active Asset Allocation Portfolio to ING Oppenheimer Active Allocation Portfolio, ING PIMCO Core Bond Portfolio to ING PIMCO Total Return Bond Portfolio, ING Van Kampen Real Estate Portfolio to ING Clarion Real Estate Portfolio and ING VP Index Plus International Equity Portfolio to ING International Equity Portfolio effective May 1, 2009(45)

(HHH)             Plan of Liquidation and Dissolution of Series of ING Disciplined Small Cap Value Portfolio, effective April 4, 2009((46)

(III)                            Amendment #54 effective July 17, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to establish four additional series ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Growth Portfolio(46)

(JJJ)                         Amendment #55 dated July 20, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING JPMorgan Value Opportunities Portfolio, ING Oppenheimer Main Street Portfolio and ING Van Kampen Capital Growth Portfolio(46)

(KKK)             Amendment #56 dated August 10, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING AllianceBernstein Mid Cap Equity Portfolio, ING Growth and Income Portfolio II, ING Index Plus International Equity Portfolio and ING International Growth Opportunities Portfolio (47)

(LLL)                   Amendment #57 dated August 19, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING Disciplined Small Cap Value Portfolio (47)

(MMM)    Plan of Liquidation and Dissolution of Series of ING Multi-Manager International Small Cap Portfolio, effective October 23, 2009 (47)

(NNN)             Amendment #58 dated October 26, 2009 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING LifeStyle Portfolios (48)

(OOO)             Amendment #59 effective November 27, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to designate Adviser Class shares for ING Van Kampen Global Tactical Asset Allocation Portfolio (47)

(PPP)                   Amendment #59 dated November 27, 2009 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the designation of Adviser Class shares for ING Van Kampen Global Tactical Allocation Portfolio (48)

(QQQ)             Amendment #60 dated March 22, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the establishment of ING DFA Global Allocation Portfolio (48)

(RRR)                Amendment #61 dated March 25, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING T. Rowe Price Personal Strategy Growth Portfolio (48)

(SSS)                   Amendment #62 dated April 30, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING Evergreen Health Sciences Portfolio to ING Wells Fargo Health Care Portfolio, ING Focus 5 Portfolio to ING DFA Global All Equity Portfolio, ING Lord Abbett Affiliated Portfolio to ING Lord Abbett Growth and Income Portfolio, ING Stock Index Portfolio to ING U.S. Stock Index Portfolio, ING Van Kampen Global Franchise Portfolio to ING Morgan Stanley Global Franchise Portfolio, and ING Van Kampen Global Tactical Asset Allocation Portfolio to ING Morgan Stanley Global Tactical Asset Allocation Portfolio (48)

(TTT)                Amendment #63 effective May 27, 2010 to the Amended and Restated Declaration of Trust dated February 26, 2002 regarding the abolition of the Service 2 Class of ING Limited Maturity Bond Portfolio and ING Pioneer Fund Portfolio (49)

(UUU)             Amendment #64 effective June 14, 2010 to the Amended and Restated Declaration of Trust dated February 26, 2002 regarding the redesignation of ING Wells Fargo Omega Growth Portfolio to ING Large Cap Growth Portfolio (49)

(VVV)                Amendment #65 effective August 23, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING DFA Global All Equity Portfolio to ING DFA World Equity Portfolio (49)

(WWW) Amendment #66 dated August 23, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING Wells Fargo Small Cap Disciplined Portfolio (49)

(XXX)             Amendment #67 effective November 12, 2010 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to establish two additional series ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio (49)

(YYY)                Amendment #68 effective January 21, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Marsico International Opportunities Portfolio to ING T. Rowe Price International Stock Portfolio and ING Pioneer Equity Income Portfolio to ING Large Cap Value Portfolio (50)

(ZZZ)                Amendment #69 dated January 24, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING American Funds Growth-Income Portfolio, ING BlackRock Large Cap Value Portfolio, ING Lord Abbett Growth and Income Portfolio, and ING Morgan Stanley Global Tactical Asset Allocation Portfolio (50)

(AAAA) Amendment #70 effective April 29, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Van Kampen Growth and Income Portfolio to ING Invesco Van Kampen Growth and Income Portfolio and ING Wells Fargo Health Care Portfolio to ING BlackRock Health Sciences Opportunities Portfolio (50)

(2)                                  By-laws(1)

(3)                                  Not applicable.

(4)                                  Agreement and Plan of Reorganization between ING BlackRock Large Cap Value Portfolio and ING T. Rowe Price Equity Income Portfolio, each a separate series of ING Investors Trust — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)                                  Instruments Defining Rights of Security Holders(1)

(6)                                  (A)                              (1)                                  Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, and as amended and restated January 1, 2007 between ING Investors Trust and Directed Services LLC(35)

(i)                                    Amended Schedule A and Amended Schedule B, dated November 2010, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services, LLC (50)

(ii)                                 Letter agreement, dated May 1, 2010, to reduce the annual investment management fee for ING BlackRock Large Cap Value Portfolio, for the period from May 1, 2010 through and including May 1, 2011 (48)

(iii)                              Letter Agreement, dated May 1, 2009, to reduce the annual investment management fee for ING Van Kampen Capital Growth Portfolio, for the period from May 1, 2009 through May 1, 2010(45)

(iv)                             Letter Agreement, dated April 1, 2010, to reduce the investment management fees for ING PIMCO Total Return Bond Portfolio (formerly, ING PIMCO Core Bond Portfolio), for the period from April 1, 2010 through April 1, 2011 (48)

(v)                                Letter Agreement, dated May 1, 2010, to reduce the annual investment management fee for ING Pioneer Mid Cap Value Portfolio, for the period from May 1, 2010 through May 1, 2011 (48)

(vi)                             Letter Agreement, dated May 1, 2010 to reduce the annual investment management fee for ING Clarion Real Estate Portfolio (formerly, ING Van Kampen Real Estate Portfolio) for the period from May 1, 2010 through May 1, 2011 (48)

(vii)                          Letter Agreement dated May 1, 2011 to reduce the annual investment management fee for ING Pioneer Mid Cap Value Portfolio for the period from May 1, 2011 through May 1, 2012(50)

(2)                                  Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds)(20)

(i)                                    First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004(25)

(ii)                                 Second Amendment to Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006(35)

(iii)                              Amended Schedule A, effective December 14, 2010, to the Investment Management Agreement dated August 21, 2003, between ING Investors Trust and ING Investments, LLC(49)

(3)                                  Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC(24)

(i)                                    First Amendment to Management Agreement, dated September 2, 2004, between ING Investors Trust and ING Investments, LLC (25)

(ii)                                 Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC effective as of December 15, 2006(35)

(iii)                              Amended Schedule A, effective November 2010 with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC (49)

(iv)                             Letter Agreement, dated May 1, 2011 to reduce the annual investment management fee for ING Clarion Global Real Estate Portfolio (formerly, ING Global Real Estate Portfolio) for the period from May 1, 2011 through May 1, 2012 (50)

(4)                                  Amended and Restated Investment Management Agreement, effective April 29, 2005 as amended and restated January 1, 2007, between ING Investors Trust and Directed Services LLC(35)

(i)                                    Amended Schedule A, effective November 2, 2010, with respect to the Amended and Restated Investment Management Agreement, effective April 29, 2005 and amended and restated January 1, 2007 between ING Investors Trust and Directed Services LLC (49)

(ii)                                 Waiver Letter between Directed Services LLC and ING Investors Trust regarding ING Van Kampen Global Tactical Asset Allocation Portfolio effective May 13, 2009 (47)

(iii)                              Waiver Letter between Directed Services LLC and ING Investors Trust regarding ING BlackRock Inflation Protected Bond Portfolio effective March 15, 2010 (48)

(iv)                             Waiver Letter between Directed Services LLC and ING Investors Trust regarding ING DFA Global All Equity Portfolio effective April 30, 2010 (48)

(v)                                Waiver Letter effective January 21, 2011 between Directed Services LLC and ING Investors Trust regarding ING Large Cap Value Portfolio (50)

(vi)                             Waiver Letter effective May 1, 2011 between Directed Services LLC and ING Investors Trust regarding ING Clarion Real Estate Portfolio (50)

(5)                                  Letter Agreement, dated January 1, 2007, between ING Investors Trust and Directed Services LLC (36)

(B)                                Portfolio Management Agreements

(1)                                  Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc.(2)

(i)                                    Amended Schedule A effective January 21, 2011 to Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING T. Rowe Price International Stock Portfolios (50)

(ii)                                 Amended Schedule B, effective January 21, 2011, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios (50)

(iii)                              Amended Schedule A and Amended Schedule B, effective August 20, 2008, to the Portfolio Management Agreement between ING Investors Trust, Directed Services LLC and T. Rowe Price and Associates, Inc. regarding ING T. Rowe Price Personal Strategy Growth Portfolio(43)

(iv)                             Letter Agreement, dated December 5, 2001, to Portfolio Manager Agreement with T. Rowe Price Associates, Inc.(11)

(v)                                Form of Letter Agreement, effective August 20, 2008, to the sub-advisory agreement dated October 24, 1997 between T. Rowe Price Associates, Inc., Directed Services LLC and ING Investors Trust(43)

(vi)                             Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc.(22)

(vii)                          Third Amendment to Portfolio Manager Agreement dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc., effective as of December 15, 2006(35)

(viii)                       Fourth Amendment to Sub-Advisory Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, LLC and T. Rowe Price Associates, Inc., effective July 7, 2008(43)

(ix)                               Fifth Amendment to Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services LLC, and T. Rowe Price Associates, Inc. effective June 1, 2010 (49)

(x)                                  Investment Sub-Advisory Agreement dated December 31, 2010 between and among T. Rowe Price Associates, Inc. and T. Rowe Price International LTD (50)

(xi)                               Investment Management Sub-Delegation Agreement dated December 31, 2010 between T. Rowe Price Associates, Inc. and T. Rowe Price International LTD, Tokyo Branch (50)

(2)                                  Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Direct Services Inc., and Lord, Abbett & Co. LLC(35)

(i)                                    First Amendment to Portfolio Management Agreement dated December 1, 2005 among ING Investors Trust, Directed Services, Inc., and Lord, Abbett & Co. LLC, effective as of December 15, 2006(37)

(ii)                                 Amended Schedule A, Compensation for Services to Series, dated November 2010 (49)

(iii)                              Termination Letter dated November 12, 2010 with regard to ING Lord Abbett Growth and Income Portfolio (50)

(3)                                  Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company(33)

(i)                                    Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio(35)

(ii)                                 First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006(37)

(iii)                              Amended Schedule A, Compensation for Services to Series, dated October 2007(43)

(4)                                  Sub-Advisory Agreement, dated April 30, 2007, between Directed Services LLC and Franklin Mutual Advisers, LLC(42)

(5)                                  Amended and Restated Portfolio Management Agreement dated October 2, 2000 and Amended and Restated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company(33)

(i)                                    Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio(33)

(ii)                                 Amended Schedule A, effective September 2007, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company(43)

(iii)                              Amended Schedule B Compensation for Services to Series, effective September 2007, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company(43)

(iv)                             First Amendment to Amended and Restated Portfolio Management Agreement, dated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006(37)

(v)                                Sub-Sub-Advisory Agreement dated August 7, 2006, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio, ING FMR Diversified Mid Cap Portfolio, ING FMR Mid Cap Growth Portfolio and ING FMR Equity Income Portfolio(45)

(vi)                             Termination Letter dated January 10, 2008 to FMR in regards to the ING FMR Large Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio effective January 31, 2008(45)

(vii)                          Termination Letter dated January 10, 2008 to Directed Services LLC in regards to the ING FMR Large Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio effective January 31, 2008(45)

(viii)                       Amended Schedule A dated November 2009 to the Amended and Restated Portfolio Management Agreement dated October 2, 2000 (50)

(ix)                               Amended Schedule B dated November 2009 to the Amended and Restated Portfolio Management Agreement dated October 2, 2000 (50)

(6)                                  Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC(18)

(i)                                    Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004(26)

(ii)                                 First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006(35)

(iii)                              Second Amendment and Amended Schedule B to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services LLC and Pacific Investment Management Company LLC effective April 1, 2008(43)

(iv)                             Amended Schedule A dated November 2009 to the Portfolio Management Agreement dated April 30, 2001 between ING Investors Trust, Directed Services, LLC and Pacific Investment Management Company, LLC(48)

(7)                                  Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc.(18)

(i)                                    Amended Schedule A and Amended Schedule B to the Portfolio Management Agreement dated May 1, 2002 between ING Investors Trust, Directed Services LLC and Morgan Stanley Investment Management, Inc., effective August 20, 2008(43)

(ii)                                 Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited(22)

(iii)                              Amendment to Portfolio Management Agreement and Amended Schedule B, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc.(33)

(iv)                             Second Amendment, effective December 15, 2006, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006(39)

(v)                                Third Amendment, effective April 30, 2007, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of April 30, 2007(39)

(vi)                             Termination Letter dated February 27, 2009 in regards to the ING Van Kampen Real Estate Portfolio effective May 1, 2009(45)

(vii)                          Termination Letter dated May 3, 2009 in regards to the ING Van Kampen Capital Growth Portfolio effective July 3, 2009(46)

(viii)                       Waiver Letter between Directed Services LLC and Morgan Stanley Investment Management Inc. d/b/a Van Kampen regarding the ING Van Kampen Global Tactical Asset Allocation Portfolio effective May 13, 2009(47)

(8)                                  Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005(34)

(i)                                    Schedule A Compensation for Services to Series dated September 2007(43)

(ii)                                 First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006(36)

(iii)                              Termination Letter dated May 3, 2009 in regards to the ING JPMorgan Value Opportunities Portfolio effective July 3, 2009(46)

(iv)                             Amended Schedule A dated November 2009 to the Amended and Restated Portfolio Management Agreement dated March 26, 2002, as amended and restated April 29,

2005 between ING Investors Trust, Directed Services LLC and J.P. Morgan Investment Management, Inc.(48)

(9)                                  Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC(18)

(i)                                    Schedule A(25)

(ii)                                 First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC(23)

(iii)                              Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC(23)

(iv)                             Letter to amend the Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC dated January 1, 2004(35)

(v)                                Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio(23)

(vi)                             Fourth Amendment to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc., and Janus Capital Management LLC effective as of December 15, 2006(36).

(vii)                          Amended Schedule B, Compensation for Services to Series to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC, effective April 30, 2007(37)

(viii)                       Sixth Amendment to Portfolio Management Agreement dated April 3, 2002, between ING Investors Trust, Directed Services LLC and Janus Capital Management LLC, effective May 1, 2009(46)

(10)                            Portfolio Management Agreement, dated December 14, 2007, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC(42)

(i)                                    First Amendment dated December 15, 2006 to the Portfolio Management Agreement dated December 14, 2007 between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC(48)

(ii)                                 Schedule A, Compensation for Services to Series, dated December 14, 2007(42)

(iii)                              Termination Letter dated November 5, 2010 with regard to ING Marsico International Opportunities Portfolio(50)

(11)                            Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC(19)

(i)                                    First Amendment to Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC, effective as of December 15, 2006(36)

(ii)                                 Amended Schedule A with Respect to the Sub-Advisory Agreement between Directed Serviced LLC and Julius Baer Investment Management, Inc., dated July 31, 2007(42)

(iii)                              Second Amendment dated August 20, 2009 to the Sub-Advisory Agreement dated September 2, 2003 between Directed Services, Inc. and Julius Baer Investment Management LLC(48)

(iv)                             Sub-Advisory Agreement dated September 30, 2009 between Directed Services, LLC and Artio Global Management LLC(50)

(12)                            Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc.(22)

(i)                                    Amended Schedule A, effective August 20, 2007, to the Sub-Advisory Agreement between Directed Services, LLC and ING Investment Management Co. regarding ING Focus 5 Portfolio(39)

(ii)                                 First Amendment to Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. effective as of September 1, 2003(22)

(iii)                              Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006(35)

(iv)                             Third Amendment dated September 15, 2007 to Sub-Advisory Agreement, dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.)(42)

(v)                                Fourth Amendment dated August 1, 2008 to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services LLC and ING Investment Management Co (formerly Aeltus Investment Management, Inc.)(48)

(vi)                             Amended Schedule A dated November 2009 to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.)(48)

(vii)                          Termination Letter dated April 30, 2010 to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.(48)

(viii)                       Amended Schedule A effective July 30, 2010 to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services LLC and ING Investment Management Co.(50)

(ix)                               Amended Schedule A effective November 2010 to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services LLC and ING Investment Management Co.(50)

(x)                                  Interim Sub-Advisory Agreement dated June 10, 2010 between Directed Services LLC and ING Investment Management Co. regarding ING Large Cap Growth Portfolio (formerly, ING Wells Fargo Omega Growth Portfolio) (50)

(13)                            Portfolio Management Agreement, dated November 12, 2008, between ING Investors Trust, Directed Services LLC and Evergreen Investment Management Company, LLC(44)

(i)                                    Amended Schedule B, Compensation for Services to Series to the Portfolio Management Agreement dated November 12, 2008 between ING Investors Trust, Directed Services LLC and Evergreen Investment Management Company, LLC effective February 1, 2009(45)

(ii)                                 Substitution Agreement dated April 11, 2010 between Wells Capital Management, Inc., ING Investors Trust, and Directed Services LLC regarding the substitution of Evergreen Investment Management Company, LLC(50)

(iii)                              Termination Letter dated June 11, 2010 to the Portfolio Management Agreement dated November 12, 2008 between ING Investors Trust, Directed Services LLC and Evergreen Investment Management Company, LLC regarding ING Wells Fargo Omega Growth Portfolio(50)

(iv)                             Amended Schedule A and Amended Schedule B dated November 2010 to the Portfolio Management Agreement dated November 12, 2008 between ING Investors Trust, Directed Services LLC and Evergreen Investment Management Company, LLC effective February 1, 2009(50)

(v)                                Termination Letter dated February 28, 2011 to the Portfolio Management Agreement dated November 12, 2008 between ING Investors Trust, Directed Services LLC and Evergreen Investment Management Company, LLC effective February 1, 2009 regarding ING Wells Fargo Health Care Portfolio(50)

(14)                            Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc.(26)

(i)                                    Amended Schedule A Compensation for Services to Series, effective February 1, 2009, to the Portfolio Management Agreement between ING Investors Trust, Directed Services LLC and Pioneer Investment Management, Inc.(45)

(ii)                                 First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006(36)

(15)                            Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc.(29)

(i)                                    First Amendment to Portfolio Management Agreement dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. effective as of December 15, 2006(35)

(ii)                                 Amended Schedule A and Amended Schedule B to the Portfolio Management Agreement dated August 29, 2005 between ING Investors Trust, Directed Services, LLC and Wells Capital Management, Inc. dated November 2010(49)

(16)                            Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio(30)

(i)                                    Amended Schedule A to the Sub-Advisory Agreement dated May 1, 2009 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Clarion Global Real Estate Portfolio and ING Clarion Real Estate Portfolio effective May 1, 2009(45)

(ii)                                 First Amendment to Sub-Advisory Agreement, dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective as of December 15, 2006(35)

(17)                            Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio(34)

(i)                                    First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio effective as of December 15, 2006(39)

(18)                            Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio(33)

(i)                                    First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of December 15, 2006(35)

(ii)                                 Second Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of September 15, 2007(42)

(iii)                              Plan of Liquidation and Dissolution Letter, effective April 28, 2008(43)

(iv)                             Third Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co., effective August 1, 2008(44)

(v)                                Schedule A dated October 2008 with respect to the Sub-Advisory Agreement, dated April 28, 2006 between ING Investments LLC and ING Investment Management Co.(45)

(19)                            Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services LLC and BlackRock Investment Management, LLC(39)

(i)                                    Amended Schedule A, effective April 30, 2007, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services LLC and BlackRock Investment Management, LLC(39)

(ii)                                 Amendment to Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC, effective June 16, 2008(43)

(iii)                              Termination Letter dated January 13, 2011, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services, Inc. and BlackRock Investment Management, LLC (50)

(20)                            Sub-Advisory Agreement, dated April 30, 2007, between ING Investors Trust, Directed Services LLC and BlackRock Financial Management, Inc. (37)

(i)                                    Amendment to Sub-Advisory Agreement, dated April 30, 2007 between ING Investors Trust, Directed Services, LLC and Black Rock Financial Management, Inc., effective June 16, 2008(43)

(21)                            Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited(35)

(i)                                    Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006(35)

(ii)                                 First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006(35)

(iii)                              Second Amendment to Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services LLC and Templeton Global Advisors Limited dated January 5, 2009(44)

(22)                            Sub-Advisory Agreement, dated April 28, 2008 between ING Investors Trust, Directed Services, LLC and Goldman Sachs Asset Management L.P.(43)

(23)                            Sub-Advisory Agreement, dated April 28, 2008 between ING Investors Trust, Directed Services LLC and American Century Global Investment Management, Inc.(44)

(24)                            Portfolio Management Agreement, dated September 15, 2008 between ING Investors Trust, ING Investments, LLC and OppenheimerFunds, Inc regarding ING Oppenheimer Active Asset Allocation Portfolio(44)

(i)                                    Waiver Letter dated September 15, 2008 between Directed Services LLC and OppenheimerFunds, Inc. regarding the waiver for ING Oppenheimer Active Asset Allocation Portfolio(45)

(ii)                                 First Amendment dated October 1, 2009 to the Portfolio Management Agreement dated September 15, 2008 between ING Investors Trust, ING Investments LLC and OppenheimerFunds, Inc. regarding ING Oppenheimer Active Asset Allocation Portfolio(48)

(iii)                              Amended Schedule A dated November 2009 to the Portfolio Management Agreement dated September 15, 200 between INg Investors Trust, ING Investments, LLC and OppenheimerFunds, Inc.(48)

(iv)                             Waiver Letter dated May 1, 2010 between ING Investments, LLC and OppenheimerFunds, Inc. regarding the waiver of the sub-advisory fee for ING Oppenheimer Active Allocation Portfolio(48)

(25)                            (1)                                  Sub-Advisory Agreement, dated April 28, 2008 between ING Investors Trust, Directed Services, LLC and Schroder Investment Management North America, Inc. in regards to ING Multi-Manager International Small Cap Portfolio(44)

(2)                                 Sub-Sub-Advisory Agreement dated April 28, 2008 between Directed Services, LLC, Schroder Investment Management North America, Inc. and Schroder Investment Management North American Limited(48)

(26)                            (1)                                  Interim Sub-Advisory Agreement, dated May 1, 2009 between Directed Services LLC and ING Clarion Real Estate Securities L.P. regarding ING Clarion Real Estate Portfolio(45)

(2)                                 Sub-Advisory Agreement dated July 9, 2009 between Directed Services LLC and ING Clarion Real Estate Securities L.P. regarding the ING Clarion Real Estate Portfolio(46)

(27)                            Interim Sub-Advisory Agreement dated April 30, 2009 between Directed Services LLC and ING Investment Management Co. in regards to the ING Growth and Income Portfolio II (formerly Legg Mason Value Portfolio)(45)

(28)                            Sub-Advisory Agreement dated April 28, 2008 between ING Investors Trust, Directed Services LLC and Goldman Sachs Asset Management L.P.(48)

(29)                            Sub-Advisory Agreement dated April 30, 2010 between ING Investors Trust, Directed Services LLC and Dimensional Fund Advisors LP (50)

(30)                            Portfolio Management Agreement, dated June 1, 2010 between ING Investors Trust, Directed Services LLC, and Invesco Advisers, Inc.(49)

(31)                            Sub-Advisory Agreement dated November 2, 2010 between Directed Services LLC and ING Investment Management Co. regarding ING Large Cap Growth Portfolio (49)

(32)                            Sub-Advisory Agreement dated August 2, 2010, among ING Goldman Sachs Commodity Strategy Portfolio (Cayman), Ltd., Directed Services LLC and Goldman Sachs Asset Management, L.P. (50)

(33)                            Sub-Advisory Agreement dated January 21, 2011 between Directed Services LLC and ING Investment Management Advisors B.V. (50)

(34)                            Sub-Advisory Agreement dated January 21, 2011 between Directed Services LLC and ING Investment Management Asia/Pacific (Hong Kong) (50)

(7)                                  (A)                              (1)                                  Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Investments Distributor, LLC (formerly known as ING Fund Distributor, LLC)(35)

(i)                                    Amended Schedule A, effective December 14, 2010, to the Distribution Agreement between ING Investors Trust and ING Investments Distributor, LLC(49)

(8)                                  Not Applicable.

(9)                                  (A)                              (1)                                  Custody Agreement, dated January 6, 2003, with The Bank of New York(19)

(i)                                    Amended Exhibit A, effective April 26, 2011, to the Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon(50)

(2)                                  Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York(20)

(i)                                    Amended Exhibit A, effective April 26, 2011, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon(50)

(3)                                  Fund Accounting Agreement, dated January 6, 2003, with Bank of New York(22)

(i)                                    Amended Exhibit A, effective April 26, 2011, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York Mellon(48)

(10)                            (A)                              (1)                                  Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effective January 1, 2007(36)

(i)                                    Waiver Letter dated May 1, 2011 to ING Investors Trust from ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares from May 1, 2010 through May 1, 2011 (50)

(ii)                                 Amended Schedule A, dated November 18, 2010 to the Amended and Restated Distribution Plan for Service 2 Class shares (49)

(B)                                (1)                                  Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective January 1, 2007(36)

(i)                                    Waiver Letter dated May 1, 2011 to ING Investors Trust from ING Funds Distributor, LLC, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares (50)

(ii)                                 Waiver Letter dated November 27, 2009 to ING Investors Trust from ING Funds Distributor, LLC, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares of ING Van Kampen Global Tactical Asset Allocation Portfolio (47)

(iii)                              Waiver Letter dated May 1, 2011 to ING Investors Trust from ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), regarding the reduction in fee payable under the ING Investors Trust Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING U.S. Stock Index Portfolio (formerly ING Stock Index Portfolio)(50)

(iv)                             Waiver Letter dated May 1, 2011 to ING Investors Trust from ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), regarding the reduction in fee payable under the Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING PIMCO Total Return Bond Portfolio from May 1, 2011 through May 1, 2012(50)

(v)                                Waiver Letter dated May 1, 2011 to ING Investors Trust from ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), regarding the reduction in fee payable under the Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING DFA Global All Equity Portfolio (formerly, ING Focus 5 Portfolio) from May 1, 2011 through May 1, 2012(50)

(vi)                             Waiver Letter dated April 30, 2010 to ING Investors Trust from ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), regarding the reduction in fee payable under the Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING DFA Global Allocation Portfolio (48)

(vii)                          Amended Schedule A, dated November 18, 2010 to the Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class shares (49)

(C)                                (1)                                  ING Investors Trust Amended and Restated Distribution Plan with ING Investors Trust, effective November 9, 2007, for ING American Funds Portfolios(41)

(i)                                    Amended Schedule A, dated November 2010, to the Amended and Restated Distribution Plan with ING Investors Trust (49)

(D)                               (1)                                  Shareholder Service Plan with ING Investors Trust, amended on November 9, 2007 for Service and Service 2 Class Shares(42)

(i)                                    Waiver Letter dated May 1, 2011 to waive the shareholder service fee for Service Class Shares of ING U.S. Stock Index Portfolio (formerly, ING Stock Index Portfolio)(50)

(ii)                                 Amended Schedule A, Schedule of Series, amended on December 14, 2010, with respect to the Shareholder Service Plan for Service and Service 2 Class shares, between ING Investors Trust and ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC)(49)

(E)                                 (1)                                  Shareholder Service and Distribution Plan for ADV Class regarding ING Retirement Portfolios effective August 12, 2009(46)

(i)                                    Waiver Letter dated August 12, 2009 to reduce the distribution fee for Adviser Class shares regarding ING Retirement Portfolios until May 1, 2012(46)

(F)                                 (1)                                  Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005(26)

(i)                                    Amended Schedule A, amended on December 14, 2010, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust(49)

(11)                            Opinion and Consent of Counsel — Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement as filed on October 25, 2010, File No. 333-170125, and incorporated herein by reference.

(12)                            Opinion and Consent of Counsel Supporting Tax Matters and Consequences — Filed herein.

(13)                            (A)                              (1)                                  Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services LLC and ING Funds Services, LLC(35)

(i)                                    Amended Schedule A, effective November 2010, to the Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC(49)

(2)                                  Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company(27)

(3)                                  Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company(13)

(4)                                  Amended and Restated Administration Agreement, made on August 21, 2003 as amended and restated on April 29, 2005 and November 30, 2008, between ING Investors Trust and ING Funds Services, LLC(46)

(i)                                    Amended Schedule A, effective April 30, 2010, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC(48)

(ii)                                 Waiver Letter dated August 12, 2009 between ING Funds Services, LLC and ING Investors Trust with regard to the ING Retirement Portfolios for the period of August 12, 2009 through May 1, 2012(46)

(iii)                              Waiver Letter dated December 14, 2010 between ING Funds Services, LLC and ING Investors Trust with regard to ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio for the period from December 14, 2010 through May 1, 2013(49)

(5)                                  Amended and Restated Administration Agreement made on May 3, 2004 as amended and restated on November 30, 2008, between ING Investors Trust and ING Funds Services, LLC(46)

(B)                                (1)                                  Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc.(25)

(i)                                    Amended Schedule A of Series, dated April 29, 2005, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services LLC, effective July 17, 2006, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio(34)

(2)                                  Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios(25)

(3)                                  Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust(25)

(4)                                  Securities Lending Agreement and Guaranty with The Bank of New York Melon and Schedule I, dated August 7, 2003(22)

(i)                                    Amended Exhibit A effective February 29, 2011, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003(50)

(ii)                                 Global Securities Lending Supplement(25)

(C)                                (1)                                  Organizational Agreement for Golden American Life Insurance Company(1)

(i)                                    Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance)(1)

(ii)                                 Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series(2)

(iii)                              Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series(1)

(iv)                             Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series(14)

(v)                                Form of Addendum to the Organizational Agreement adding Managed Global Series(15)

(vi)                             Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series(8)

(vii)                          Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series(9)

(viii)                       Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series(9)

(ix)                               Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series(4)

(x)                                  Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series(5)

(xi)                               Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series(6)

(xii)                            Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE(7)

(2)                                  Organizational Agreement for The Mutual Benefit Life Insurance Company(2)

(i)                                    Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company)(1)

(D)                               (1)                                  Settlement Agreement for Golden American Life Insurance Company(1)

(2)                                  Assignment Agreement for Settlement Agreement(2)

(3)                                  Settlement Agreement for The Mutual Benefit Life Insurance Company(1)

(4)                                  Assignment Agreement for Settlement Agreement(1)

(E)                                 (1)                                  Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc. (1)

(2)                                  Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A(25)

(i)                                    Form of Schedule A with respect to Indemnification Agreement(25)

(F)                                 (1)                                  Form of Fund Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life

Insurance Company, ReliaStar Life Insurance Company of New York, and Security Life of Denver Insurance Company and ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) and ING Investors Trust and ING Partners, Inc.(36)

(i)                                    Amendment No. 1, effective September 20, 2010, with respect to the Participation Agreement(49)

(2)                                  Form of Shareholder Servicing Agreement, effective January 1, 2007, between ING Investors Trust, ING Partners, Inc., ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company(36)

(G)                                (1)                                  Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc.(20)

(i)                                    Amended and Restated Exhibit A, effective September 15, 2008 with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc.(43)

(2)                                  Transfer Agency Services Agreement dated February 25, 2009 between PNC Global Investment Servicing (U.S.) Inc. and ING Investors Trust(45)

(i)                                    Amended Exhibit A, effective December 14, 2010, to the Transfer Agency Services Agreement dated February 25, 2009(49)

(ii)                                 Amendment effective as of February 8, 2011 to Transfer Agency Services Agreement (50)

(H)                               (1)                                  Allocation Agreement dated May 24, 2002 — Fidelity Bond(23)

(i)                                    Amended Schedule A, dated May 2007 with respect to the Allocation Agreement — Blanket Bond(42)

(2)                                  Allocation Agreement dated May 24, 2002 — Directors & Officers Liability(23)

(i)                                    Amended Schedule , dated May 2007 with respect to the Allocation Agreement — Directors and Officers Liability(42)

(3)                                  Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007(36)

(i)                                    Amended Schedule A, dated May 2009 with respect to Amended and Restated ISS Proxy Voting Fee Allocation Agreement(46)

(4)                                  FT Interactive Data Services Agreement effective as of March 1, 2000(39)

(i)                                    Amended Schedule A, dated July 2010 with respect to the FT Fee Allocation Agreement(49)

(5)                                  Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007(36)

(i)                                    Amended Schedule A and Schedule B, dated May 2009 with respect to the Amended and Restated Bank of New York-Wilshire Atlas/Axiom Attribution and Risk Analysis System Fee Allocation Agreement(45)

(I)                                    (1)                                  Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated February 1, 2005, between ING Investments, LLC and ING Investors Trust(25)

(i)                                    Side Letter Agreement effective June 2, 2008 between ING Investments LLC and ING Investors Trust in regards to lowering the expense ratio for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Conservative Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio, and ING LifeStyle Moderate Portfolio(43)

(ii)                                 Amended Schedule A, effective November 30, 2009, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust(48)

(iii)                              First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated February 25, 2004(46)

(2)                                  Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on January 1, 2007 between Directed Services LLC and ING Investors Trust(36)

(i)                                    First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated February 1, 2005(46)

(ii)                                 Form of Amended Schedule A, effective November 27, 2009 to the Amended and Restated Expense Limitation Agreement effective February 1, 2005 amended and restated on January 1, 2007 between ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) and ING Investors Trust regarding addition of ADV Class shares of ING Van Kampen Global Tactical Asset Allocation Portfolio(47)

(iii)                              Amended Schedule A, effective May 2, 2011 to the Amended and Restated Expense Limitation Agreement effective February 1, 2005 amended and restated on January 1, 2007 between ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) and ING Investors Trust(50)

(iv)                             Waiver Letter dated April 30, 2010 between Directed Services LLC and ING Investors Trust with regard to ING Marsico International Opportunities Portfolio, ING Franklin Income Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio(48)

(v)                                Side Letter Agreement effective May 2, 2011 between Directed Services LLC and ING Investors Trust with regard to lowering the expense ratio for ING DFA Global All Equity Portfolio(50)

(3)                                  Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services LLC and ING Investors Trust(36)

(i)                                    First Amendment dated January 30, 2009 to the Amended and Restated Expense Limitation Agreement effective January 1, 2005, as amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust(48)

(ii)                                 Amended Schedule A, effective November 30, 2009 to the Expense Limitation Agreement, ING Investors Trust Operating Expenses Limits(48)

(4)                                  Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) and ING Investors Trust(36).

(i)                                    First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated September 23, 2005(46)

(5)                                  Expense Limitation Agreement, effective September 15, 2008 between Directed Services LLC and ING Investors Trust regarding ING American Funds World Allocation Portfolio(46)

(i)                                    Schedule A, effective September 15, 2008 to the Expense Limitation Agreement dated September 15, 2008(46)

(ii)                                 First Amendment, effective January 30, 2009 to the Expense Limitation Agreement, dated September 15, 2008(46)

(iii)                              Side Letter Agreement dated January 22, 2011(50)

(6)                                  Expense Limitation Agreement, effective August 12, 2009 between Directed Services LLC and ING Investors Trust regarding ING Retirement Portfolios(46)

(14)                            Consent of independent registered public accounting firm—Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement as filed on October 25, 2010, File No. 333-170125, and incorporated herein by reference.

(15)                            Not applicable.

(16)                            Powers of attorney - Filed as an attachment to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A on February 10, 2011 and incorporated herein by reference.

(17)                            Not applicable.

(1)                                  Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

(2)                                  Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

(3)                                  Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

(4)                                  Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

(5)                                  Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.

(6)                                  Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.

(7)                                  Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.

(8)                                  Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

(9)                                  Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

(10)                            Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.

(11)                            Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.

(12)                            Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

(13)                            Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

(14)                            Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

(15)                            Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

(16)                            Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.

(17)                            Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

(18)                            Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

(19)                            Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

(20)                            Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.

(21)                            Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.

(22)                            Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.

(23)                            Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

(24)                            Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

(25)                            Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512.

(26)                            Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512.

(27)                            Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512.

(28)                            Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512.

(29)                            Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512.

(30)                            Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512.

(31)                            Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512.

(32)                            Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512.

(33)                            Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512.

(34)                            Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006.

(35)                            Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007.

(36)                            Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007.

(37)                            Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007.

(38)                            Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 27, 2007

(39)                            Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 17, 2007

(40)                            Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of ING Investors Trust as filed on October 16, 2007

(41)                            Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 5, 2007

(42)                            Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 25, 2008

(43)                            Incorporated by reference to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A of ING Investors Trust as filed on September 12, 2008

(44)                            Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A of ING Investors Trust as filed on February 9, 2009

(45)                            Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 30, 2009

(46)                            Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 11, 2009

(47)                            Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 25, 2009

(48)                            Incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 29, 2010

(49)                            Incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A of ING Investors Trust as filed on December 8, 2010.

(50)                            Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 27, 2011,

ITEM 17. UNDERTAKINGS

(1)                                  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 12th day of January 2012.

ING INVESTORS TRUST

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President and Chief Executive Officer and Interested Trustee	January 12, 2012

Todd Modic*	Senior Vice President Chief/Principal Financial Officer & Assistant Secretary	January 12, 2012

Patricia W. Chadwick*	Trustee	January 12, 2012

J. Michael Earley*	Trustee	January 12, 2012

Patrick Kenny*	Trustee	January 12, 2012

Sheryl K. Pressler*	Trustee	January 12, 2012

Colleen D. Baldwin*	Trustee	January 12, 2012

Peter S. Drotch*	Trustee	January 12, 2012

Roger B. Vincent*	Trustee and Chairman	January 12, 2012

John V. Boyer*	Trustee	January 12, 2012

Robert W. Crispin*	Interested Trustee	January 12, 2012

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.**
as Attorney-in-Fact

** Powers of Attorney for Shaun Mathews, Todd Modic, and each Trustee were filed as an attachment to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A on February 10, 2011 and incorporated herein by reference.

Exhibit Index

(12)         Opinion and Consent of Counsel Supporting Tax Matters and Consequences